S000001301 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
MSCI World Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.87%	12.75%	11.26%
S&P 500/MSCI World Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.87%	12.75%	11.26%
TWEEDY BROWNE VALUE FUND
Prospectus [Line Items]
Average Annual Return, Percent	1.36%	4.63%	5.11%
TWEEDY BROWNE VALUE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.01%)	2.91%	3.37%
TWEEDY BROWNE VALUE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.79%	3.61%	3.86%